Lease (Details)	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 40,970
2024	8,699
Thereafter
Total undiscounted lease payments	49,669
Less imputed interest	(1,206)
Total lease liabilities	$ 48,463